Common Stock Warrants - fair value of the warrants estimated using assumptions (Details)	Dec. 31, 2021 yr
Expected volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	50.29
Expected volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	85.37
Expected life (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	5
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	0.89
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	1.26
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	0